APRIL 29, 2023

Summary Prospectus

BlackRock Funds III  |  Institutional Shares

•	BlackRock Cash Funds: Treasury

Institutional: BRIXX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements), reports to shareholders and other information about the Fund, including the Fund’s statement of additional information, online at http://www.blackrock.com/prospectus/cash. You can also get this information at no cost by calling (888)  204-3956 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated April 29, 2023, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Summary Prospectus

Key Facts About BlackRock Cash Funds: Treasury

Investment Objective

The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares of BlackRock Cash Funds: Treasury. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Fund Advisors (“BFA”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Class Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fee[1,2]	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.05%
Administration Fees	0.05%
Independent Expenses[3]	—
Total Annual Fund Operating Expenses	0.15%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.12%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.

[2]

BFA has contractually agreed to waive a portion of its management fee through June 30, 2024. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to July 1, 2024 without the consent of the Board of Trustees of MIP.

[3]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through June 30, 2024. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2024 without the consent of the Boards of Trustees of the Trust and MIP.

Example:

This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$12	$45	$82	$189

Principal Investment Strategies of the Fund

BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.

The Fund is a “feeder” fund that invests all of its investable assets in Treasury Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Treasury Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Treasury Master Portfolio.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of the principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

∎

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

∎

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

∎

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

∎

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

∎

Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

∎

Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

∎

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

∎

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in BlackRock Cash Funds: Treasury by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Institutional Shares of the Fund for each complete calendar year since the recommencement of operations of the Fund’s Institutional Shares. The average annual total return table compares the average annual total return of Institutional Shares of the Fund to that of the Money Fund Report (“MFR”) Treasury and Repo Institutional Average, a service of iMoneyNet. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/cash or can be obtained by phone at 1-888-204-3956.

BlackRock Cash Funds: Treasury

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.87% (quarter ended December 31, 2022) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2021).

For the periods ended 12/31/22 Average Annual Total Returns	1 Year	5 Years	Since Recommencement[1] (June 6, 2016)
BlackRock Cash Funds: Treasury — Institutional Shares	1.56%	1.17%	1.03%
MFR Treasury and Repo Institutional Average	1.41%	1.02%	0.87%[2]

[1]	Prior to recommencement, no Institutional Shares of BlackRock Cash Funds: Treasury were outstanding since December 22, 2015.

[2]	The MFR Treasury and Repo Institutional Average is calculated from May 31, 2016.

7-Day Yield As of December 31, 2022
BlackRock Cash Funds: Treasury — Institutional Shares	4.09%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Adviser

Treasury Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).

Purchase and Sale of Fund Shares

The minimum initial investment for Institutional Shares of BlackRock Cash Funds: Treasury is $100 million, although the Fund may reduce or waive the minimum in some cases. You may generally purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, Attn: Quincy Nunnally-Transfer Agency, P.O. Box 5493, Boston, Massachusetts 02206.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street Bank and Trust Company, the Fund’s transfer agent, or a Financial Intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day’s net asset value. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be cancelled.

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in Section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax upon withdrawal from such tax deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of BlackRock Cash Funds: Treasury through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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INVESTMENT COMPANY ACT FILE # 811-07332

SPRO-CF-INST-0423